UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Invus Public Equities Advisors L.L.C.
Address:   750 Lexington Avenue, 30th Floor
           New York, NY 10022


Form 13F File Number: 028-11522
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Khalil Barrage
Title:  Vice President, Secretary and Treasurer
Phone:  (212) 317-7520

Signature, Place and Date of Signing:

/s/ Khalil Barrage                   New York, NY       August 15, 2011
---------------------------------  --------------       ---------------
    [Signature]                     [City, State]             [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:         59
                                         --------------
Form 13F Information Table Value Total:       $705,600
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

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                                                INVUS PUBLIC EQUITIES ADVISORS L.L.C.
                                                      FORM 13F INFORMATION TABLE
                                                      Quarter Ended June 30, 2011
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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC      COM               00484M106   38,772 1,200,000 SH       SOLE                1,200,000
ACORDA THERAPEUTICS INC      COM               00484M106   16,155   500,000 SH  CALL SOLE                  500,000
AFFYMETRIX INC               COM               00826T108    2,577   325,000 SH       SOLE                  325,000
AGENUS INC                   COM               00847G101      390   500,000 SH       SOLE                  500,000
AMERICAN INTL GROUP INC      COM NEW           026874784    8,796   300,000 SH       SOLE                  300,000
ARCH COAL INC                COM               039380100   10,664   400,000 SH       SOLE                  400,000
AUXILIUM PHARMACEUTICALS INC COM               05334D107   38,216 1,949,800 SH       SOLE                1,949,800
AUXILIUM PHARMACEUTICALS INC COM               05334D107   11,760   600,000 SH  CALL SOLE                  600,000
AVANIR PHARMACEUTICALS INC   CL A NEW          05348P401   12,264 3,650,000 SH       SOLE                3,650,000
AVANIR PHARMACEUTICALS INC   CL A NEW          05348P401    5,040 1,500,000 SH  CALL SOLE                1,500,000
BANK OF AMERICA CORPORATION  COM               060505104   13,152 1,200,000 SH  CALL SOLE                1,200,000
BEAZER HOMES USA INC         COM               07556Q105    1,695   500,000 SH       SOLE                  500,000
BG MEDICINE INC              COM               08861T107    1,137   142,857 SH       SOLE                  142,857
BIODEL INC                   COM               09064M105    2,175 1,162,962 SH       SOLE                1,162,962
BRF-BRASIL FOODS S A         SPONSORED ADR     10552T107   14,731   850,000 SH       SOLE                  850,000
CISCO SYS INC                COM               17275R102   23,415 1,500,000 SH  CALL SOLE                1,500,000
CITIGROUP INC                UNIT 99/99/9999   172967416    5,166    43,000 SH       SOLE                   43,000
CITIGROUP INC                COM NEW           172967424   16,656   400,000 SH       SOLE                  400,000
CROWN CASTLE INTL CORP       COM               228227104   10,198   250,000 SH       SOLE                  250,000
EATON CORP                   COM               278058102    5,145   100,000 SH  CALL SOLE                  100,000
EXPRESS SCRIPTS INC          COM               302182100   18,893   350,000 SH       SOLE                  350,000
EXPRESS SCRIPTS INC          COM               302182100   10,796   200,000 SH  CALL SOLE                  200,000
FORD MTR CO DEL              COM PAR $0.01     345370860   13,790 1,000,000 SH       SOLE                1,000,000
FURIEX PHARMACEUTICALS INC   COM               36106P101   11,119   625,000 SH       SOLE                  625,000
GENERAL MTRS CO              COM               37045V100   12,144   400,000 SH  CALL SOLE                  400,000
GOLDMAN SACHS GROUP INC      COM               38141G104   36,600   275,000 SH       SOLE                  275,000
GOLDMAN SACHS GROUP INC      COM               38141G104   19,964   150,000 SH  CALL SOLE                  150,000
GOOGLE INC                   CL A              38259P508   40,510    80,000 SH       SOLE                   80,000
HCA HOLDINGS INC             COM               40412C101   16,500   500,000 SH       SOLE                  500,000
ISHARES INC                  MSCI BRAZIL       464286400    7,335   100,000 SH       SOLE                  100,000
JPMORGAN CHASE & CO          COM               46625H100   32,752   800,000 SH  CALL SOLE                  800,000
LAMAR ADVERTISING CO         CL A              512815101    3,777   138,000 SH       SOLE                  138,000
LEXICON PHARMACEUTICALS INC  COM               528872104    6,848 3,891,108 SH       SOLE                3,891,108
MARTIN MARIETTA MATLS INC    COM               573284106   18,393   230,000 SH       SOLE                  230,000
MASTERCARD INC               CL A              57636Q104    7,534    25,000 SH       SOLE                   25,000
MCKESSON CORP                COM               58155Q103    2,091    25,000 SH       SOLE                   25,000
MERITOR INC                  COM               59001K100    8,020   500,000 SH       SOLE                  500,000
METLIFE INC                  COM               59156R108   26,322   600,000 SH       SOLE                  600,000
METLIFE INC                  COM               59156R108    8,774   200,000 SH  CALL SOLE                  200,000
MICROMET INC                 COM               59509C105    1,435   250,000 SH       SOLE                  250,000
MICROVISION INC DEL          *W EXP 07/23/2011 594960163       76   360,515 SH       SOLE                  360,515
MINDRAY MEDICAL INTL LTD     SPON ADR          602675100   11,921   425,000 SH       SOLE                  425,000
MORGAN STANLEY               COM NEW           617446448    4,602   200,000 SH       SOLE                  200,000
MOTOROLA MOBILITY HLDGS INC  COM               620097105    4,408   200,000 SH       SOLE                  200,000
NEKTAR THERAPEUTICS          COM               640268108   18,539 2,550,000 SH       SOLE                2,550,000
NEKTAR THERAPEUTICS          COM               640268108    1,454   200,000 SH  CALL SOLE                  200,000
NOVAGOLD RES INC             COM NEW           66987E206      920   100,000 SH       SOLE                  100,000
ONYX PHARMACEUTICALS INC     COM               683399109   12,355   350,000 SH       SOLE                  350,000
PACIFIC BIOSCIENCES CALIF IN COM               69404D108      738    63,100 SH       SOLE                   63,100
PFIZER INC                   COM               717081103   20,600 1,000,000 SH  CALL SOLE                1,000,000
PMI GROUP INC                COM               69344M101    2,140 2,000,000 SH       SOLE                2,000,000
QUALCOMM INC                 COM               747525103   19,877   350,000 SH       SOLE                  350,000
SCHLUMBERGER LTD             COM               806857108    8,640   100,000 SH  CALL SOLE                  100,000
SIMCERE PHARMACEUTICAL GROUP SPON ADR          82859P104    1,954   200,000 SH       SOLE                  200,000
SMART TECHNOLOGIES INC       CL A SUB VTG S    83172R108    6,261 1,098,369 SH       SOLE                1,098,369
TATA MTRS LTD                SPONSORED ADR     876568502    4,502   200,000 SH       SOLE                  200,000
VISA INC                     COM CL A          92826C839   16,852   200,000 SH       SOLE                  200,000
WELLS FARGO & CO NEW         COM               949746101   19,642   700,000 SH       SOLE                  700,000
WELLS FARGO & CO NEW         COM               949746101    8,418   300,000 SH  CALL SOLE                  300,000
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